Repurchase of ordinary share of ZTO Express (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Repurchase of ordinary share of ZTO Express
Total cash consideration for repurchase of ordinary shares		¥ 230,000
Ordinary shares
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares)	13,800,000	13,800,000
Share Price	¥ 16.67
Total cash consideration for repurchase of ordinary shares	¥ 230,000
Consideration for repurchase of ordinary shares due			¥ 46,000	¥ 46,000